SUBSEQUENT EVENTS (Details Narrative) - USD ($)			1 Months Ended									9 Months Ended	12 Months Ended
	Nov. 17, 2025	Nov. 13, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Mar. 31, 2025	Feb. 29, 2024	Oct. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	Sep. 30, 2025	Dec. 31, 2024	Jul. 31, 2025
Subsequent Event [Line Items]
Payments for Legal Settlements				$ 162,500
Debt Conversion, Converted Instrument, Amount					$ 44,000							$ 62,000	$ 35,000
Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Issued						8,131								4,065
Capitalization, Long-Term Debt and Equity														$ 100,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Amount												$ 116,000	$ 35,000
Debt Conversion, Converted Instrument, Shares Issued												1,658,914	500,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stockholders' Equity, Other	$ 10,000,000
Marketing Expense		$ 200,000
Subsequent Event [Member] | Preferred Stock [Member]
Subsequent Event [Line Items]
Stockholders' Equity, Other Shares	8,131,000
Stock Issued During Period, Shares, Period Increase (Decrease)	4,062.516
Preferred Stock, Convertible, Shares Issuable	1,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Other		1,818,182
Subsequent Event [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Par or Stated Value Per Share	$ 0.01
Subsequent Event [Member] | Series A Convertible Preferred Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	24,387.516
Fourth Man LLC [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Amount						$ 264,000	$ 68,000	$ 35,000	$ 72,000	$ 43,000	$ 50,000	$ 200,000
Debt Conversion, Converted Instrument, Shares Issued						3,860,000	1,002,832	500,000	1,025,000	627,538	1,192,857
Fourth Man LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Amount			$ 45,000	44,000
Interest Expense, Operating and Nonoperating			$ 2,000	$ 2,000
Debt Conversion, Converted Instrument, Shares Issued			668,748	663,608